Related Party Transactions	9 Months Ended
Sep. 30, 2019
Successor [Member]
Related Party Transactions

17. RELATED PARTY TRANSACTIONS

Mubadarah Investment LLC (“Mubadarah”)

GES leases office space in a building it owns in Muscat, Oman to Mubadarah along with other Mubadarah group entities (collectively, the “Mubadarah group entities”). GES charges rental income to the Mubadarah group entities for the occupation of the office space, based on usage. Rental income charged by GES to the Mubadarah group entities amounted to $168,000, $49,000, $57,000 and $43,000 in the 2019 Successor Period, 2019 Successor Quarter, 2018 Successor Period, and 2018 Successor Quarter, respectively, in the Condensed Consolidated Statement of Operations. The outstanding balance of receivables from Mubadarah was $1.3 million at September 30, 2019. Mubadarah is owned by Hilal Al Busaidy and Yasser Al Barami, and, collectively with Mubadarah, they own 19.7% of the Company.

Prime Business Solutions LLC (“PBS”)

PBS is 100% owned by Mubadarah Business Solutions LLC and is involved in the development and maintenance of Enterprise Resource Planning (“ERP”) systems.

PBS has developed and implemented the GEARS (ERP) system for GES and is currently engaged to maintain it. GES has paid any maintenance fees to PBS totaling $209,000, $209,000, $0, and $0 in the 2019 Successor Period, 2019 Successor Quarter, 2018 Successor Period, and 2018 Successor Quarter, respectively.

Key Management and Founders

Hilal Al Busaidy and Yasser Al Barami are both founding shareholders of GES. Certain shares owned by them were converted into NESR ordinary shares as part of the Business Combination.